General accounting principles (Tables)	9 Months Ended
Sep. 30, 2018
General accounting principles (Tables) [Abstract]
CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION
CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	Balance at	Adjustments	Balance at
$ in thousands	December 31, 2017	due to IFRS 15	January 1, 2018
ASSETS
Accounts receivable and accrued revenues	42,212	(7,437)	34,775
Capitalized voyage expenses	-	1,888	1,888
LIABILITIES
Accounts payable and accrued expenses	17,427	(815)	16,613
EQUITY
Accumulated deficit	(222,087)	(4,734)	(226,821)

CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	Balance at September 30, 2018
		Adjustments	Balance without
$ in thousands	As reported	due to IFRS 15	adoption of IFRS 15
ASSETS
Accounts receivable and accrued revenues	40,998	5,456	46,453
Capitalized voyage expenses	1,414	(1,414)	(0)
LIABILITIES
Accounts payable and accrued expenses	25,039	615	25,655
EQUITY
Accumulated deficit	(294,346)	3,426	(290,920)

CONDENSED CONSOLIDATED INCOME STATEMENT
CONDENSED CONSOLIDATED INCOME STATEMENT

	3Q 2018			9 months 2018
	Jul. 1 - Sept. 30 2018			Jan. 1 - Sept. 30 2018
		Adjustments	Balance without		Adjustments	Balance without
$ in thousands	As reported	due to IFRS 15	adoption of IFRS 15	As reported	due to IFRS 15	adoption of IFRS 15
Shipping revenues	90,177	(2,407)	87,770	237,322	(1,981)	235,341
Voyage expenses	(41,983)	1,140	(40,843)	(108,502)	673	(107,829)
Net income/(loss) after tax	(21,475)	(1,267)	(22,742)	(58,910)	(1,308)	(60,218)

CONDENSED CONSOLIDATED INCOME STATEMENT OF CASH FLOW
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW

	3Q 2018			9 months 2018
	Jul. 1 - Sept. 30 2018			Jan. 1 - Sept. 30, 2018
			Balance without		Adjustments	Balance without
$ in thousands	As reported	Adjustments due to IFRS 15	adoption of IFRS 15	As reported	due to IFRS 15	adoption of IFRS 15
Net income / (loss)	(21,475)	(1,267)	(22,742)	(58,910)	(1,308)	(60,218)
Accounts receivable and accrued revenues	(11,622)	2,407	(9,215)	(6,223)	1,981	(4,242)
Capitalized voyage expenses	1,157	(1,157)	(0)	474	(474)	0
Accounts payable and accrued expenses	(1,407)	17	(1,391)	8,052	(199)	7,853
Net cash provided by/(used in) operating activities	(4,367)	-	(4,367)	25,666	-	25,666